UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                           (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Diversified Bond Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 38.3%

AEROSPACE & DEFENSE 0.4%

ADS Tactical, Inc.
Senior Secured(a)
04/01/18	11.000%	$1,280,000	$1,363,200
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	415,000	432,638
Huntington Ingalls Industries, Inc.(a)(b)
03/15/21	7.125%	568,000	592,850
Kratos Defense & Security Solutions, Inc.
Senior Secured(a)
06/01/17	10.000%	1,201,000	1,321,100
L-3 Communications Corp.(b)
02/15/21	4.950%	11,635,000	12,097,805
Moog, Inc.
Senior Subordinated Notes
06/15/18	7.250%	478,000	507,875
Oshkosh Corp.
03/01/20	8.500%	621,000	683,100
Oshkosh Corp.(b)
03/01/17	8.250%	439,000	478,510
Raytheon Co.
Senior Unsecured
10/15/40	4.875%	3,120,000	2,941,152
TransDigm, Inc.(a)
12/15/18	7.750%	440,000	467,500

Total			20,885,730

AUTOMOTIVE 0.1%

Allison Transmission, Inc.(a)
05/15/19	7.125%	371,000	370,072
Chrysler Group LLC/Co-Issuer, Inc.(a)(b)
Senior Secured
06/15/19	8.000%	373,000	371,135
06/15/21	8.250%	646,000	644,385
Dana Holding Corp.(b)
Senior Unsecured
02/15/19	6.500%	380,000	378,100
02/15/21	6.750%	1,093,000	1,093,000
Delphi Corp.(a)(b)
Senior Notes
05/15/19	5.875%	266,000	265,002
05/15/21	6.125%	177,000	177,443
International Automotive Components Group SL
Senior Secured(a)(c)(d)
06/01/18	9.125%	145,000	148,263
Lear Corp.(b)
03/15/18	7.875%	1,651,000	1,811,972
03/15/20	8.125%	1,156,000	1,271,600
Visteon Corp.
Senior Notes(a)(b)
04/15/19	6.750%	834,000	808,980

Total			7,339,952

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BANKING 8.3%

Bank of America Corp.
Senior Unsecured
07/01/20	5.625%	$10,710,000	$11,257,189
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	1,210,000	1,368,445
02/01/21	4.150%	16,196,000	16,460,416
Barclays Bank PLC(a)(d)(e)
09/29/49	7.434%	15,498,000	16,059,803
12/31/49	6.860%	23,300,000	22,484,500
12/31/49	7.375%	3,525,000	3,583,163
Barclays Bank PLC(b)(d)
Senior Unsecured
09/22/16	5.000%	1,205,000	1,301,106
Capital One/IV(e)
02/17/37	6.745%	20,465,000	20,746,394
Capital One/V(b)
08/15/39	10.250%	23,195,000	24,673,681
Discover Bank
Subordinated Notes
11/18/19	8.700%	13,185,000	16,450,397
Fifth Third Bank
Senior Unsecured(e)
05/17/13	0.371%	4,100,000	4,046,794
HBOS PLC
Subordinated Notes(a)(d)
05/21/18	6.750%	18,075,000	18,243,911
HSBC U.S.A., Inc.
Subordinated Notes(b)
09/27/20	5.000%	27,255,000	27,462,329
ING Bank NV
Senior Unsecured(a)(d)
03/15/16	4.000%	1,495,000	1,531,705
JP Morgan Chase Capital XVII
08/01/35	5.850%	1,150,000	1,163,909
JP Morgan Chase Capital XX
09/29/36	6.550%	1,040,000	1,066,412
JP Morgan Chase Capital XXIII(e)
05/15/47	1.261%	3,730,000	3,127,635
JP Morgan Chase Capital XXV
10/01/37	6.800%	16,965,000	17,349,681
JPMorgan Chase & Co.(e)
04/29/49	7.900%	9,620,000	10,595,179
Lloyds Banking Group PLC(a)(d)
11/29/49	6.267%	970,000	792,975
Lloyds TSB Bank PLC
Bank Guaranteed(a)(b)(d)
01/12/15	4.375%	4,203,000	4,342,657
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	340,000	368,740

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BANKING (CONTINUED)

Subordinated Notes
05/02/17	5.700%	$9,095,000	$9,593,988
National City Corp.
Subordinated Notes
05/15/19	6.875%	3,800,000	4,447,129
National City Preferred Capital Trust I(e)
12/31/49	12.000%	10,235,000	11,234,345
Northern Trust Co. (The)
Subordinated Notes
08/15/18	6.500%	1,255,000	1,489,278
PNC Funding Corp.
Bank Guaranteed
02/08/15	3.625%	700,000	739,775
02/08/20	5.125%	1,050,000	1,138,257
08/11/20	4.375%	6,325,000	6,499,690
State Street Corp.
03/15/18	4.956%	33,825,000	36,002,484
Senior Unsecured
03/07/16	2.875%	875,000	891,993
U.S. Bancorp
02/01/16	3.442%	34,755,000	35,448,015
USB Capital XIII Trust
12/15/39	6.625%	31,444,000	33,003,622
Wachovia Capital Trust III(e)
08/29/49	5.570%	275,000	254,513
Wachovia Corp.
Senior Unsecured
02/01/18	5.750%	155,000	174,373
Wells Fargo & Co.
Senior Unsecured(b)
06/15/16	3.676%	50,020,000	51,978,083
Wells Fargo Capital X
12/15/36	5.950%	2,870,000	2,924,679

Total			420,297,245

BROKERAGE 0.1%

E*Trade Financial Corp.
Senior Notes
06/01/16	6.750%	665,000	665,000
Senior Unsecured PIK
11/30/17	12.500%	500,000	601,250
Eaton Vance Corp.
Senior Unsecured
10/02/17	6.500%	3,410,000	3,986,232

Total			5,252,482

BUILDING MATERIALS 0.1%

Building Materials Corp. of America
Senior Notes(a)
05/01/21	6.750%	1,358,000	1,368,185

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

BUILDING MATERIALS (CONTINUED)

Euramax International, Inc.
Senior Secured(a)
04/01/16	9.500%	$540,000	$553,500
Interface, Inc.(b)
12/01/18	7.625%	419,000	448,330
Nortek, Inc.(a)
04/15/21	8.500%	700,000	667,625

Total			3,037,640

CHEMICALS 0.3%

Ashland, Inc.(b)
06/01/17	9.125%	457,000	520,980
CF Industries, Inc.
05/01/18	6.875%	1,065,000	1,222,087
CF Industries, Inc.(b)
05/01/20	7.125%	610,000	715,225
Celanese U.S. Holdings LLC
Senior Notes(b)
06/15/21	5.875%	115,000	117,588
Chemtura Corp.(a)
09/01/18	7.875%	572,000	620,620
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	5,580,000	6,335,962
Dow Chemical Co. (The)(b)
Senior Unsecured
11/15/20	4.250%	440,000	435,268
Hexion U.S. Finance Corp./Nova Scotia ULC(b)
Secured
11/15/20	9.000%	512,000	550,400
Senior Secured
02/01/18	8.875%	1,421,000	1,525,799
Lubrizol Corp.
Senior Unsecured
02/01/19	8.875%	405,000	534,517
Lyondell Chemical Co.
Senior Secured(a)(b)
11/01/17	8.000%	446,000	505,095
MacDermid, Inc.
Senior Subordinated Notes(a)
04/15/17	9.500%	480,000	506,400
Nalco Co.(a)(b)
01/15/19	6.625%	905,000	940,069
Nova Chemicals Corp.
Senior Unsecured(d)
11/01/16	8.375%	879,000	982,282
Polypore International, Inc.(a)
11/15/17	7.500%	1,130,000	1,200,625

Total			16,712,917

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

CONSTRUCTION MACHINERY 0.1%

Case New Holland, Inc.
Senior Notes(a)
12/01/17	7.875%	$1,022,000	$1,143,362
Columbus McKinnon Corp.(a)
02/01/19	7.875%	500,000	517,500
Manitowoc Co., Inc. (The)
11/01/20	8.500%	855,000	929,813
Neff Rental LLC/Finance Corp.
Secured(a)
05/15/16	9.625%	675,000	674,156
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	440,000	498,300
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	480,000	495,600
United Rentals North America, Inc.
12/15/19	9.250%	901,000	1,006,868
United Rentals North America, Inc.(b)
09/15/20	8.375%	962,000	1,000,480
Xerium Technologies, Inc.(a)
06/15/18	8.875%	445,000	445,000

Total			6,711,079

CONSUMER CYCLICAL SERVICES —%

Garda World Security Corp.
Senior Unsecured(a)(b)(d)
03/15/17	9.750%	136,000	147,220
West Corp.(a)(b)
10/01/18	8.625%	579,000	610,121

Total			757,341

CONSUMER PRODUCTS 0.1%

Central Garden and Pet Co.
03/01/18	8.250%	770,000	812,350
Spectrum Brands Holdings, Inc.
Senior Secured(a)(b)
06/15/18	9.500%	1,279,000	1,426,085
Visant Corp.(b)
10/01/17	10.000%	460,000	486,450

Total			2,724,885

DIVERSIFIED MANUFACTURING 0.1%

Amsted Industries, Inc.
Senior Notes(a)(b)
03/15/18	8.125%	945,000	1,004,063
CPM Holdings, Inc.
Senior Secured(a)(b)
09/01/14	10.875%	921,000	1,003,890
Pinafore LLC/Inc.
Secured(a)
10/01/18	9.000%	922,000	1,009,590

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

DIVERSIFIED MANUFACTURING (CONTINUED)

SPX Corp.(a)(b)
09/01/17	6.875%	$634,000	$678,380
WireCo WorldGroup
Senior Unsecured(a)
05/15/17	9.500%	426,000	452,625

Total			4,148,548

ELECTRIC 4.7%

Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	9,729,000	10,265,418
Arizona Public Service Co.
Senior Unsecured
08/01/16	6.250%	11,005,000	12,624,584
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	370,000	384,800
12/15/15	6.875%	910,000	1,030,040
Calpine Corp.
Senior Secured(a)(b)
02/15/21	7.500%	981,000	1,020,240
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	10,895,000	12,530,198
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	595,000	682,354
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%	425,000	515,729
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	3,855,000	4,309,520
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	24,660,000	28,594,824
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%	12,230,000	13,521,317
Dominion Resources, Inc.(b)
Senior Unsecured
08/15/19	5.200%	4,005,000	4,411,463
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	7,000,000	8,119,902
Duke Energy Ohio, Inc.
1st Mortgage(b)
04/01/19	5.450%	9,235,000	10,471,788
Edison Mission Energy
Senior Unsecured(b)
05/15/17	7.000%	885,000	732,338

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ELECTRIC (CONTINUED)

Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	$579,000	$629,754
Florida Power Corp.
1st Mortgage(b)
06/15/18	5.650%	4,815,000	5,536,297
GenOn Energy, Inc.
Senior Unsecured(b)
10/15/18	9.500%	380,000	399,950
Georgia Power Co.
Senior Unsecured(b)
09/01/40	4.750%	545,000	512,510
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	9,103,000	9,779,781
Midwest Generation LLC
Pass-Through Certificates(b)
01/02/16	8.560%	489,572	511,602
NRG Energy, Inc.(a)
05/15/19	7.625%	1,018,000	1,016,727
NRG Energy, Inc.(b)
01/15/17	7.375%	1,472,000	1,552,960
Nevada Power Co.
04/15/12	6.500%	1,000,000	1,048,984
01/15/15	5.875%	23,608,000	26,574,392
05/15/18	6.500%	9,867,000	11,572,649
08/01/18	6.500%	9,145,000	10,729,967
Niagara Mohawk Power Corp.
Senior Unsecured(a)
08/15/19	4.881%	3,860,000	4,165,527
Ohio Edison Co.
Senior Unsecured(b)
05/01/15	5.450%	2,280,000	2,498,930
Ohio Power Co.
Senior Unsecured
01/15/14	4.850%	720,000	777,122
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	2,650,000	2,608,477
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	5,710,000	6,391,386
12/01/19	4.875%	1,370,000	1,470,920
Southern California Edison Co.
1st Mortgage(b)
09/01/40	4.500%	610,000	560,194
Tampa Electric Co.
Senior Unsecured(b)
05/15/18	6.100%	12,949,000	14,983,909
Texas Competitive Electric Holdings Co. LLC/Finance, Inc.
Senior Secured(a)
10/01/20	11.500%	246,000	249,075

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

ELECTRIC (CONTINUED)

Toledo Edison Co. (The)
Senior Secured
05/15/37	6.150%	$14,445,000	$15,616,287
TransAlta Corp.
Senior Unsecured(d)
01/15/15	4.750%	8,145,000	8,759,882

Total			237,161,797

ENTERTAINMENT 0.2%

AMC Entertainment, Inc.(b)
06/01/19	8.750%	380,000	408,025
Cinemark U.S.A., Inc.
Senior Subordinated Notes(a)(c)
06/15/21	7.375%	122,000	122,000
Speedway Motorsports, Inc.
06/01/16	8.750%	1,020,000	1,122,000
02/01/19	6.750%	286,000	290,290
Time Warner, Inc.(b)
03/29/41	6.250%	4,925,000	5,146,571
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates(f)(g)
07/01/15	9.300%	3,740,104	3,781,619
Vail Resorts, Inc.
Senior Subordinated Notes(a)(b)
05/01/19	6.500%	142,000	145,018

Total			11,015,523

ENVIRONMENTAL —%

Clean Harbors, Inc.
Senior Secured(a)(b)
08/15/16	7.625%	220,000	234,850

FOOD AND BEVERAGE 2.5%

ARAMARK Holdings Corp.
Senior Notes PIK(a)(b)
05/01/16	8.625%	452,000	462,170
Anheuser-Busch InBev Worldwide, Inc.(d)
11/15/14	5.375%	31,461,000	35,227,826
Bacardi Ltd.(a)(d)
04/01/14	7.450%	8,580,000	9,955,554
ConAgra Foods, Inc.
Senior Unsecured
10/01/28	7.000%	1,668,000	1,806,454
Dean Foods Co.(a)(b)
Senior Notes
12/15/18	9.750%	461,000	496,727
Dean Foods Co.(b)
06/01/16	7.000%	17,000	17,043
Hershey Co. (The)
Senior Unsecured
12/01/20	4.125%	380,000	392,215

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

FOOD AND BEVERAGE (CONTINUED)

Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	$18,740,000	$22,047,105
08/23/18	6.125%	6,475,000	7,455,995
Kraft Foods, Inc.(b)
Senior Unsecured
02/01/18	6.125%	14,160,000	16,287,441
SABMiller PLC(a)(d)
Senior Unsecured
01/15/14	5.700%	20,690,000	22,916,265
07/15/18	6.500%	8,815,000	10,378,578

Total			127,443,373

GAMING 0.1%

Boyd Gaming Corp.
Senior Notes(a)
12/01/18	9.125%	749,000	779,897
Caesars Entertainment Operating Co., Inc.
Secured(b)
12/15/18	10.000%	662,000	612,350
MGM Resorts International
Senior Unsecured
03/01/18	11.375%	460,000	529,000
MGM Resorts International(b)
Senior Secured
03/15/20	9.000%	905,000	1,009,075
Penn National Gaming, Inc.
Senior Subordinated Notes(b)
08/15/19	8.750%	73,000	79,661
Seneca Gaming Corp.(a)(b)
12/01/18	8.250%	1,214,000	1,274,700
Tunica-Biloxi Gaming Authority
Senior Unsecured(a)
11/15/15	9.000%	290,000	289,275

Total			4,573,958

GAS DISTRIBUTORS —%

Energy Transfer Equity LP
Senior Secured(b)
10/15/20	7.500%	846,000	917,910

GAS PIPELINES 4.0%

Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	51,311,000	60,103,756
El Paso Corp.
01/15/32	7.750%	506,000	616,349
Senior Unsecured
09/15/20	6.500%	1,495,000	1,670,662
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/39	6.500%	435,000	468,736

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

GAS PIPELINES (CONTINUED)

NGPL PipeCo LLC
Senior Unsecured(a)
12/15/12	6.514%	$635,000	$669,607
Nisource Finance Corp.
03/01/13	6.150%	11,687,000	12,638,100
07/15/14	5.400%	525,000	578,581
09/15/17	5.250%	31,052,000	33,953,437
09/15/20	5.450%	5,980,000	6,405,405
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	6,639,000	7,995,547
04/15/17	5.950%	10,420,000	12,097,859
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	11,000,000	11,443,751
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	809,000	849,450
07/15/21	6.500%	861,000	865,305
Regency Energy Partners LP/Finance Corp.(b)
06/01/16	9.375%	410,000	465,350
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	445,000	568,155
Southern Natural Gas Co.(a)
Senior Unsecured
04/01/17	5.900%	11,121,000	12,744,766
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	2,580,000	2,638,050
TransCanada PipeLines Ltd.(d)(e)
05/15/67	6.350%	10,125,000	10,342,303
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	21,216,000	24,944,118

Total			202,059,287

HEALTH CARE 0.5%

AMGH Merger Sub, Inc.
Senior Secured(a)
11/01/18	9.250%	759,000	812,130
American Renal Associates Holdings, Inc.
Senior Unsecured PIK(a)
03/01/16	9.750%	130,000	134,550
American Renal Holdings, Inc.
Senior Secured
05/15/18	8.375%	702,000	733,590
CDRT Merger Sub, Inc.(a)(b)
06/01/19	8.125%	391,000	394,421
CHS/Community Health Systems, Inc.
07/15/15	8.875%	335,000	345,888
Cardinal Health, Inc.
Senior Unsecured
12/15/20	4.625%	14,535,000	14,923,957

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

HEALTH CARE (CONTINUED)

ConvaTec Healthcare E SA
Senior Unsecured(a)(d)
12/15/18	10.500%	$1,144,000	$1,235,520
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
02/15/21	5.750%	485,000	476,512
HCA, Inc.
Senior Secured
09/15/20	7.250%	1,925,000	2,098,250
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	701,000	718,525
Healthsouth Corp.(b)
02/15/20	8.125%	460,000	506,575
09/15/22	7.750%	94,000	100,345
Multiplan, Inc.(a)(b)
09/01/18	9.875%	942,000	1,019,715
Radnet Management, Inc.
04/01/18	10.375%	300,000	312,000
STHI Holding Corp.
Secured(a)(b)
03/15/18	8.000%	203,000	209,090
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	780,000	813,150

Total			24,834,218

HEALTHCARE INSURANCE 0.1%

UnitedHealth Group, Inc.
Senior Unsecured
02/15/18	6.000%	870,000	996,394
02/15/41	5.950%	2,175,000	2,297,431

Total			3,293,825

HOME CONSTRUCTION —%

Beazer Homes U.S.A., Inc.(b)
06/15/18	9.125%	28,000	26,355
K Hovnanian Enterprises, Inc.
Senior Secured
10/15/16	10.625%	420,000	422,100
K Hovnanian Enterprises, Inc.(b)
10/15/15	11.875%	86,000	69,875
Shea Homes LP/Funding Corp.
Senior Secured(a)(b)
05/15/19	8.625%	725,000	733,156

Total			1,251,486

INDEPENDENT ENERGY 1.7%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	32,418,000	36,626,570
Berry Petroleum Co.
Senior Unsecured(b)
11/01/20	6.750%	475,000	490,438
Brigham Exploration Co.

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

INDEPENDENT ENERGY (CONTINUED)

10/01/18	8.750%	$639,000	$701,302
Brigham Exploration Co.(a)
06/01/19	6.875%	113,000	113,000
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	1,139,000	1,201,645
Chaparral Energy, Inc.(a)(c)
10/01/20	9.875%	460,000	511,750
09/01/21	8.250%	828,000	856,980
Chesapeake Energy Corp.
02/15/21	6.125%	1,440,000	1,465,200
Chesapeake Energy Corp.(b)
08/15/20	6.625%	1,390,000	1,461,237
Comstock Resources, Inc.(b)
04/01/19	7.750%	604,000	613,060
Concho Resources, Inc.
01/15/21	7.000%	919,000	962,652
Concho Resources, Inc.(b)
01/15/22	6.500%	179,000	179,895
Continental Resources, Inc.
04/01/21	7.125%	920,000	970,600
Denbury Resources, Inc.(b)
03/01/16	9.750%	875,000	984,375
EXCO Resources, Inc.
09/15/18	7.500%	1,003,000	1,008,015
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	400,000	403,000
Laredo Petroleum, Inc.
Senior Notes(a)
02/15/19	9.500%	1,160,000	1,235,400
Linn Energy LLC/Finance Corp.(a)(b)
05/15/19	6.500%	880,000	880,000
MEG Energy Corp.(a)(d)
03/15/21	6.500%	590,000	594,425
Nexen, Inc.(b)(d)
Senior Unsecured
07/30/39	7.500%	3,935,000	4,608,208
Nexen, Inc.(d)
Senior Unsecured
05/15/37	6.400%	7,700,000	7,961,923
Oasis Petroleum, Inc.
Senior Notes(a)(b)
02/01/19	7.250%	1,000,000	1,002,500
Petrohawk Energy Corp.
08/15/18	7.250%	1,106,000	1,159,917
Petrohawk Energy Corp.(a)(b)
06/01/19	6.250%	310,000	306,125
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	475,000	510,625
Range Resources Corp.
05/15/19	8.000%	728,000	795,340
Range Resources Corp.(b)
06/01/21	5.750%	498,000	496,133

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

INDEPENDENT ENERGY (CONTINUED)

Talisman Energy, Inc.(d)
Senior Unsecured
06/01/19	7.750%	$3,831,000	$4,778,939
02/01/37	5.850%	2,730,000	2,838,821
Venoco, Inc.(a)(b)
02/15/19	8.875%	892,000	903,150
Woodside Finance Ltd.(a)(b)(d)
11/10/14	4.500%	9,960,000	10,708,932

Total			87,330,157

INTEGRATED ENERGY 0.5%

Hess Corp.
Senior Unsecured
08/15/31	7.300%	5,690,000	6,984,896
Marathon Petroleum Corp.(a)(b)
03/01/41	6.500%	6,400,000	6,868,160
Shell International Finance BV(b)(d)
03/25/40	5.500%	11,195,000	12,015,135

Total			25,868,191

LIFE INSURANCE 1.4%

ING Groep NV(d)(e)
12/29/49	5.775%	9,254,000	8,606,220
Lincoln National Corp.
Senior Unsecured
07/01/19	8.750%	4,010,000	5,190,404
MetLife Capital Trust X(a)
04/08/38	9.250%	12,740,000	16,179,800
MetLife, Inc.(b)
08/01/69	10.750%	10,039,000	14,231,286
Prudential Financial, Inc.
Senior Unsecured
06/13/15	4.750%	205,000	222,632
12/01/17	6.000%	2,560,000	2,914,117
Prudential Financial, Inc.(b)
Senior Unsecured
11/15/20	4.500%	2,925,000	2,956,891
Prudential Financial, Inc.(b)(e)
06/15/38	8.875%	16,771,000	20,376,765
Unum Group
Senior Unsecured
09/30/16	7.125%	1,100,000	1,280,620

Total			71,958,735

MEDIA CABLE 1.4%

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	995,000	1,016,144
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	53,000	61,083
CSC Holdings LLC(b)
Senior Unsecured

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

MEDIA CABLE (CONTINUED)

02/15/18	7.875%	$765,000	$837,675
Cablevision Systems Corp.
Senior Unsecured(b)
09/15/17	8.625%	361,000	407,028
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(a)
11/15/17	8.625%	1,440,000	1,530,000
Comcast Corp.
02/15/18	5.875%	4,600,000	5,188,625
Comcast Corp.(b)
03/01/40	6.400%	6,560,000	7,149,573
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	13,925,000	14,130,018
03/01/16	3.500%	12,320,000	12,701,390
03/01/21	5.000%	9,215,000	9,581,997
DISH DBS Corp.
02/01/16	7.125%	900,000	960,750
09/01/19	7.875%	1,380,000	1,502,475
Kabel BW Erste Beteiligungs GmbH/Co. KG
Senior Secured(a)(b)(d)
03/15/19	7.500%	350,000	367,890
Time Warner Cable, Inc.
02/15/21	4.125%	8,120,000	7,826,616
Time Warner Cable, Inc.(b)
11/15/40	5.875%	7,505,000	7,410,505
Videotron Ltee(b)(d)
04/15/18	9.125%	639,000	714,082

Total			71,385,851

MEDIA NON-CABLE 1.2%

Clear Channel Communications, Inc.(a)(b)
03/01/21	9.000%	819,000	821,048
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	1,120,000	1,223,600
Cumulus Media, Inc.
Senior Notes(a)(b)
05/01/19	7.750%	139,000	139,000
Entravision Communications Corp.
Senior Secured(b)
08/01/17	8.750%	655,000	695,938
Intelsat Jackson Holdings SA(a)(b)(d)
10/15/20	7.250%	1,890,000	1,894,725
NBCUniversal Media LLC
Senior Unsecured(a)
04/01/41	5.950%	450,000	462,724
News America, Inc.(a)
02/15/41	6.150%	16,310,000	16,730,749
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	1,175,000	1,266,062
RR Donnelley & Sons Co.
Senior Unsecured(b)
01/15/17	6.125%	16,329,000	16,231,189

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

MEDIA NON-CABLE (CONTINUED)

Salem Communications Corp.
Secured
12/15/16	9.625%	$525,000	$563,063
Sinclair Television Group, Inc.
Secured(a)
11/01/17	9.250%	901,000	1,006,867
TCM Sub LLC(a)
01/15/15	3.550%	15,005,000	15,811,877
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	582,000	592,185
Senior Secured
11/01/20	7.875%	579,000	607,950
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,088,000	1,156,000

Total			59,202,977

METALS 0.6%

Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	349,000	352,054
06/01/21	6.250%	349,000	355,980
ArcelorMittal(b)(d)
Senior Unsecured
03/01/21	5.500%	14,880,000	14,990,246
10/15/39	7.000%	485,000	505,464
03/01/41	6.750%	2,880,000	2,903,270
Calcipar SA
Senior Secured(a)(b)(d)
05/01/18	6.875%	733,000	758,655
Consol Energy, Inc.
04/01/20	8.250%	1,445,000	1,603,950
FMG Resources August 2006 Proprietary Ltd.(a)(b)(d)
11/01/15	7.000%	421,000	444,554
02/01/18	6.875%	257,000	268,565
FMG Resources August 2006 Proprietary Ltd.(a)(d)
02/01/16	6.375%	1,240,000	1,253,950
JMC Steel Group
Senior Notes(a)
03/15/18	8.250%	253,000	261,223
Noranda Aluminum Acquisition Corp.
PIK(e)
05/15/15	4.417%	1,735,925	1,666,488
Novelis, Inc.(b)(d)
12/15/17	8.375%	420,000	457,800
Novelis, Inc.(d)
12/15/20	8.750%	875,000	966,875
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	905,000	970,612
United States Steel Corp.
Senior Unsecured(b)
02/01/18	7.000%	961,000	1,001,842

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

METALS (CONTINUED)

Vale Overseas Ltd.(b)(d)
11/21/36	6.875%	$1,605,000	$1,767,426

Total			30,528,954

Non-Captive Consumer 0.4%

Discover Financial Services
Senior Unsecured
07/15/19	10.250%	4,285,000	5,713,949
General Motors Financial Co., Inc.
Senior Notes(a)(c)
06/01/18	6.750%	200,000	201,521
HSBC Finance Capital Trust IX(e)
11/30/35	5.911%	13,445,000	12,907,200
SLM Corp.
Senior Unsecured
03/25/20	8.000%	834,000	919,738
SLM Corp.(b)
Senior Notes
01/25/16	6.250%	730,000	764,639
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	1,079,000	1,025,050

Total			21,532,097

NON-CAPTIVE DIVERSIFIED 0.2%

Ally Financial, Inc.(b)
03/15/20	8.000%	3,651,000	4,029,791
CIT Group, Inc.
Secured
05/01/16	7.000%	2,000,000	2,007,500
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	350,000	374,500
Ford Motor Credit Co. LLC
Senior Unsecured(b)
02/01/21	5.750%	1,850,000	1,864,378
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	531,000	532,999
International Lease Finance Corp.(b)
Senior Unsecured
12/15/20	8.250%	1,850,000	2,076,625

Total			10,885,793

OIL FIELD SERVICES 0.1%

Offshore Group Investments Ltd.(a)(c)(d)
Senior Secured
08/01/15	11.500%	285,000	312,069
Offshore Group Investments Ltd.(d)
Senior Secured
08/01/15	11.500%	921,000	1,015,402
Oil States International, Inc.(a)(c)
06/01/19	6.500%	855,000	860,344

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

OIL FIELD SERVICES (CONTINUED)

SESI LLC(a)
05/01/19	6.375%	$496,000	$494,760
Trinidad Drilling Ltd.
Senior Unsecured(a)(d)
01/15/19	7.875%	761,000	815,967
Weatherford International Ltd.(d)
03/15/38	7.000%	520,000	586,544

Total			4,085,086

OTHER INDUSTRY 0.4%

Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	762,000	750,570
Interline Brands, Inc.
11/15/18	7.000%	693,000	709,459
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	840,000	847,690
President and Fellows of Harvard College(a)
01/15/39	6.500%	13,490,000	16,856,699
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	92,000	96,600
Valmont Industries, Inc.
04/20/20	6.625%	1,376,000	1,524,290

Total			20,785,308

PACKAGING 0.1%

Ardagh Packaging Finance PLC
Senior Secured(a)(d)
10/15/17	7.375%	897,000	957,548
Ball Corp.
09/01/19	7.375%	640,000	696,000
Crown Americas LLC/Capital Corp. III
Senior Notes(a)(b)
02/01/21	6.250%	540,000	558,900
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	996,000	1,058,250
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	980,000	1,040,025
Senior Secured
04/15/19	7.125%	927,000	964,080
02/15/21	6.875%	500,000	516,250

Total			5,791,053

PAPER 0.6%

Cascades, Inc.(d)
12/15/17	7.750%	1,086,000	1,151,160
Georgia-Pacific LLC(a)
05/01/16	8.250%	24,669,000	27,999,315
Graphic Packaging International, Inc.(b)
06/15/17	9.500%	1,260,000	1,404,900

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

PAPER (CONTINUED)
Verso Paper Holdings LLC/Inc.
Secured(a)
02/01/19	8.750%	$792,000	$792,000

Total			31,347,375

PHARMACEUTICALS 0.7%

Grifols, Inc.
Senior Secured(a)
02/01/18	8.250%	1,161,000	1,221,952
Johnson & Johnson
Senior Unsecured
05/15/41	4.850%	12,261,000	12,165,094
Johnson & Johnson(b)
Senior Unsecured
05/15/21	3.550%	14,013,000	14,024,575
Mylan, Inc.(a)
11/15/18	6.000%	970,000	996,675
Novartis Securities Investment Ltd.(b)(d)
02/10/19	5.125%	2,830,000	3,157,621
Roche Holdings, Inc.(a)
03/01/19	6.000%	360,000	420,753
Valeant Pharmaceuticals International(a)(d)
10/01/20	7.000%	416,000	407,680
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	575,000	599,438

Total			32,993,788

PROPERTY & CASUALTY 0.8%

Berkshire Hathaway Finance Corp.
01/15/15	4.850%	2,010,000	2,227,890
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	365,000	397,207
11/15/19	7.350%	7,775,000	9,120,145
08/15/21	5.750%	2,280,000	2,417,922
Liberty Mutual Group, Inc.(a)
Senior Unsecured
03/15/35	6.500%	5,600,000	5,633,113
Liberty Mutual Group, Inc.(a)(e)
06/15/58	10.750%	7,240,000	9,810,200
Transatlantic Holdings, Inc.
Senior Unsecured
11/30/39	8.000%	11,715,000	12,987,132

Total			42,593,609

RAILROADS 0.4%

BNSF Funding Trust I(e)
12/15/55	6.613%	2,770,000	2,877,338
CSX Corp.
Senior Unsecured
03/15/18	6.250%	11,730,000	13,637,251

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

RAILROADS (CONTINUED)

Canadian Pacific Railway Co.
Senior Unsecured(b)(d)
05/15/18	6.500%	$1,356,000	$1,581,355
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	2,626,000	3,016,042

Total			21,111,986

REFINING —%

United Refining Co.
Senior Secured(a)
02/28/18	10.500%	502,000	508,275

REITS 0.9%

Boston Properties LP
Senior Unsecured(b)
05/15/21	4.125%	25,080,000	24,358,850
Brandywine Operating Partnership LP
05/15/15	7.500%	3,445,000	3,963,300
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	5,805,000	6,676,673
Duke Realty LP(b)
Senior Unsecured
08/15/19	8.250%	8,635,000	10,635,842

Total			45,634,665

RESTAURANTS 1.1%

McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	39,130,000	39,276,072
Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%	12,140,000	14,042,593

Total			53,318,665

RETAILERS 0.4%

Asbury Automotive Group, Inc.
Subordinated Notes(a)(b)
11/15/20	8.375%	90,000	94,275
Best Buy Co., Inc.
Senior Unsecured
03/15/21	5.500%	2,035,000	2,056,272
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	7,629,000	8,663,996
Home Depot, Inc.
Senior Unsecured(b)
04/01/41	5.950%	3,700,000	3,880,845
Ltd Brands, Inc.(b)
04/01/21	6.625%	380,000	396,150

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

RETAILERS (CONTINUED)

QVC, Inc.
Senior Secured(a)(b)
10/15/20	7.375%	$523,000	$560,917
Rite Aid Corp.(b)
06/15/17	9.500%	225,000	206,438
Senior Secured
08/15/20	8.000%	962,000	1,035,352
Toys R Us — Delaware, Inc.
Senior Secured(a)(b)
09/01/16	7.375%	936,000	971,100

Total			17,865,345

TECHNOLOGY 0.5%

Amkor Technology, Inc.
Senior Unsecured(b)
05/01/18	7.375%	1,476,000	1,538,730
Avaya, Inc.
11/01/15	9.750%	459,000	476,786
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	317,000	338,397
01/15/20	6.875%	557,000	605,041
CDW LLC/Finance Corp(a)(b)
04/01/19	8.500%	764,000	771,640
Cardtronics, Inc.
09/01/18	8.250%	1,195,000	1,302,550
Cisco Systems, Inc.
Senior Unsecured
02/15/39	5.900%	5,630,000	6,082,742
01/15/40	5.500%	450,000	461,138
CommScope, Inc.(a)
01/15/19	8.250%	304,000	318,440
First Data Corp.(a)
Senior Secured
08/15/20	8.875%	921,000	999,285
First Data Corp.(a)(b)
01/15/21	12.625%	1,130,000	1,228,875
Senior Secured
06/15/19	7.375%	681,000	691,215
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	1,480,000	1,749,489
Oracle Corp.(a)
Senior Notes
07/15/40	5.375%	6,400,000	6,609,696
SunGard Data Systems, Inc.
11/15/18	7.375%	1,000,000	1,020,000
iGate Corp.
Senior Notes(a)(b)
05/01/16	9.000%	476,000	487,900

Total			24,681,924

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

TRANSPORTATION SERVICES 0.2%

Avis Budget Car Rental LLC/Finance, Inc.(b)
01/15/19	8.250%	$480,000	$497,400
ERAC U.S.A. Finance LLC(a)
07/01/13	2.750%	480,000	490,992
ERAC U.S.A. Finance LLC(a)(b)
10/15/37	7.000%	8,082,000	9,191,691
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	920,000	954,500
01/15/21	7.375%	437,000	452,295

Total			11,586,878

WIRELESS 0.6%

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(a)(b)
05/01/17	7.750%	1,305,000	1,433,869
Clearwire Communications LLC/Finance, Inc.(a)(b)
Secured
12/01/17	12.000%	257,000	280,451
Senior Secured
12/01/15	12.000%	285,000	311,719
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	1,355,000	1,439,687
Cricket Communications, Inc.(a)
Senior Notes
10/15/20	7.750%	355,000	350,119
EH Holding Corp.(a)(c)
Senior Secured
06/15/19	6.500%	405,000	409,556
Senior Unsecured
06/15/21	7.625%	1,285,000	1,313,912
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	475,000	511,219
11/15/20	6.625%	475,000	473,813
NII Capital Corp.(b)
04/01/21	7.625%	550,000	583,688
Nextel Communications, Inc.(b)
08/01/15	7.375%	1,165,000	1,172,281
SBA Telecommunications, Inc.
08/15/16	8.000%	920,000	999,350
08/15/19	8.250%	890,000	980,113
Sprint Nextel Corp.
Senior Unsecured(b)
08/15/17	8.375%	1,797,000	2,026,117
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	17,394,000	17,645,065
Wind Acquisition Finance SA
Senior Secured(a)(b)(d)
02/15/18	7.250%	1,885,000	1,998,100

Total			31,929,059

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

WIRELINES 2.4%

AT&T, Inc.
Senior Unsecured(b)
02/15/39	6.550%	$29,280,000	$32,303,248
Cincinnati Bell, Inc.
10/15/17	8.250%	400,000	407,500
10/15/20	8.375%	822,000	832,275
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	15,843,000	17,281,909
Frontier Communications Corp.(b)
Senior Unsecured
04/15/15	7.875%	452,000	491,550
04/15/17	8.250%	310,000	340,225
04/15/20	8.500%	614,000	673,097
Integra Telecom Holdings, Inc.
Senior Secured(a)
04/15/16	10.750%	283,000	296,443
Level 3 Communications, Inc.
Senior Unsecured(a)(b)
02/01/19	11.875%	470,000	520,525
Level 3 Escrow, Inc.
Senior Unsecured(a)(c)
07/01/19	8.125%	428,000	432,280
Level 3 Financing, Inc.
02/15/17	8.750%	621,000	639,630
Level 3 Financing, Inc.(a)
04/01/19	9.375%	120,000	126,900
PAETEC Holding Corp.(a)
12/01/18	9.875%	960,000	1,029,600
PAETEC Holding Corp.(b)
Senior Secured
06/30/17	8.875%	742,000	805,070
Qwest Communications International, Inc.
04/01/18	7.125%	1,760,000	1,907,400
Telecom Italia Capital SA(b)(d)
07/18/36	7.200%	5,880,000	5,978,296
Telefonica Emisiones SAU(d)
01/15/15	4.949%	21,902,000	23,558,032
06/20/16	6.421%	430,000	486,833
Tw telecom holdings, inc.(b)
03/01/18	8.000%	739,000	802,739
Verizon New York, Inc.
Senior Unsecured(b)
04/01/32	7.375%	25,204,000	29,773,813
Windstream Corp.(b)
11/01/17	7.875%	814,000	890,312

Total			119,577,677

Total Corporate Bonds & Notes
(Cost: $1,875,248,029)			$1,943,157,494

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency(h) 20.7%

Federal Home Loan Mortgage Corp.(c)(i)
06/01/41	4.000%	$33,800,000	$34,000,704
06/01/41	6.000%	5,000,000	5,496,095
Federal Home Loan Mortgage Corp.(e)(i)
08/01/36	5.664%	120,420	127,399
12/01/36	6.108%	137,153	148,266
CMO IO Series 3517 Class JI
12/15/12	0.000%	6,954,695	48,566
CMO IO Series 3630 Class AI
03/15/17	0.000%	46,312,179	1,911,720
Federal Home Loan Mortgage Corp.(i)
05/01/18-06/01/36	5.000%	23,946,416	25,706,272
05/01/18-06/01/33	5.500%	14,457,959	15,785,975
12/01/13-09/01/37	6.000%	20,977,653	23,351,584
02/01/17-03/01/32	6.500%	2,151,737	2,439,550
10/01/28-07/01/32	7.000%	3,218,921	3,721,379
11/01/14	7.500%	314,122	342,629
01/01/17-02/01/25	8.000%	282,761	334,201
03/01/17-08/01/22	8.500%	130,764	154,686
04/01/21	9.000%	20,133	22,961
CMO IO Series 2795 Class IY
07/15/17	506.578%	16,555	72
CMO IO Series 3430 Class IA
07/15/12	82.897%	16,775,544	76,768
CMO IO Series 3447 Class AI
03/15/12	0.000%	8,297,715	59,012
Federal National Mortgage Association(c)(i)
06/01/41	4.000%	108,790,000	109,554,903
06/01/41	5.000%	3,980,000	4,236,213
06/01/41	6.000%	65,115,000	71,616,342
06/01/41	6.500%	55,300,000	62,445,811
Federal National Mortgage Association(e)(i)
05/01/35	2.612%	4,183,556	4,393,262
CMO IO Series 2008-40 Class AI
08/25/12	0.000%	28,074,373	308,958
Federal National Mortgage Association(i)
07/01/18-10/01/40	4.500%	111,595,705	116,162,135
02/01/18-08/01/40	5.000%	117,049,200	125,080,468
12/01/16-02/01/38	5.500%	128,301,726	139,856,619
08/01/16-09/01/39	6.000%	106,169,035	117,419,778
03/01/17-10/01/37	6.500%	16,889,520	19,043,150
04/01/13-07/01/38	7.000%	13,585,995	15,710,759
04/01/27-06/01/32	7.500%	1,080,189	1,259,802

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Agency(h) (continued)

02/01/25-08/01/27	8.000%	$479,133	$560,333
04/01/23	8.500%	129,807	143,813
06/01/24	9.000%	128,489	151,312
CMO PO STRIPS Series 43 Class 1
09/01/18	20.000%	5,723	5,365
CMO IO Series 2003-63 Class IP
07/25/33	0.000%	7,738,060	1,703,611
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	1,523,883	153,525
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	232,611	11,698
Federal National Mortgage Association(i)(j)
06/01/40	5.000%	23,034,508	24,563,918
04/01/33	5.500%	4,405,929	4,844,117
Government National Mortgage Association(c)(i)
06/01/41	4.000%	50,200,000	51,447,169
06/01/41	4.500%	42,350,000	44,771,912
Government National Mortgage Association(i)
08/15/33-09/15/33	5.000%	7,433,303	8,101,032
10/15/33	5.500%	8,164,089	9,049,267
12/15/32	6.000%	3,726,745	4,174,236
CMO IO Series 2002-70 Class IC
08/20/32	20.634%	3,007,358	350,817

Total Residential Mortgage-Backed Securities - Agency
(Cost: $1,021,459,868)			$1,050,848,164

Residential Mortgage-Backed Securities - Non-Agency 2.0%

American General Mortgage Loan Trust
CMO Series 2009-1 Class A7(a)(e)(i)
09/25/48	5.750%	$18,395,647	$18,698,513
BCAP LLC Trust
CMO Series 2006-RR1 Class PB(i)
11/25/36	5.000%	8,451,230	8,485,322
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5(e)(i)
06/25/35	2.865%	1,711,625	1,697,771
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-4 Class 4A5(a)(i)
10/25/35	5.000%	11,121,410	11,271,368
Credit Suisse Mortgage Capital Certificates(a)(e)(i)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	2,963,498	3,007,400
CMO Series 2010-11R Class A1
06/28/47	1.211%	12,023,166	11,907,168
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	12,570,187	12,668,697
Fadr LLC
Series 2009-2 Class A(a)(e)(i)
01/28/40	2.461%	3,273,022	3,082,778

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4(i)
05/25/34	5.500%	$14,329,181	$14,510,145
JP Morgan Alternative Loan Trust
CMO Series 2006-A4 Class A1(e)(i)
09/25/36	5.950%	4,547,743	4,564,402
JP Morgan Mortgage Trust
CMO Series 2006-S4 Class A6(i)
01/25/37	6.000%	565,743	563,694
LVII Resecuritization Trust
CMO Series 2009-3 Class A1(a)(e)(i)
11/27/37	5.672%	4,113,812	4,132,428
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1(a)(i)
09/25/34	5.000%	3,105,567	3,127,674
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-2 Class 1A2(i)
04/25/35	8.000%	5,165,368	5,275,134

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $102,662,351)			$102,992,494

Commercial Mortgage-Backed Securities 16.1%

Banc of America Commercial Mortgage, Inc.(i)
Series 2005-3 Class A3A
07/10/43	4.621%	$11,075,000	$11,277,582
Series 2005-3 Class A4
07/10/43	4.668%	11,547,000	12,392,866
Series 2005-4 Class A5A
07/10/45	4.933%	14,167,000	15,237,012
Bear Stearns Commercial Mortgage Securities(e)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	2,957,679	3,197,812
Series 2005-T20 Class A4A
10/12/42	5.148%	8,475,000	9,267,244
Bear Stearns Commercial Mortgage Securities(i)
Series 2006-PW14 Class A4
12/11/38	5.201%	33,040,000	35,812,558
Series 2007-PW18 Class A1
06/13/50	5.038%	813,620	820,849
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2(i)
11/15/30	5.676%	3,544,347	3,582,012
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4(i)
10/15/49	5.431%	7,671,000	8,395,804
Citigroup/Deutsche Bank Commercial Mortgage Trust(e)(i)
Series 2005-CD1 Class A4
07/15/44	5.220%	21,789,000	23,946,080
Series 2007-CD5 Class A4
11/15/44	5.886%	14,100,000	15,649,300
Citigroup/Deutsche Bank Commercial Mortgage Trust(i)
Series 2007-CD4 Class A4

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

12/11/49	5.322%	$24,264,000	$26,100,210
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4(e)(i)
12/10/49	5.815%	15,818,375	17,637,912
Credit Suisse First Boston Mortgage Securities Corp.(e)(i)
Series 2004-C1 Class A4
01/15/37	4.750%	8,810,000	9,323,541
Series 2005-C6 Class A4
12/15/40	5.230%	17,275,000	18,958,679
Credit Suisse First Boston Mortgage Securities Corp.(i)
Series 2004-C2 Class A1
05/15/36	3.819%	648,968	657,722
DBUBS Mortgage Trust
Series 2011-LC1A Class A3(a)(i)
11/10/46	5.002%	5,050,000	5,380,291
GE Capital Commercial Mortgage Corp.(e)(i)
Series 2005-C1 Class A5
06/10/48	4.772%	1,929,000	2,075,192
GE Capital Commercial Mortgage Corp.(i)
Series 2001-3 Class A2
06/10/38	6.070%	6,108,026	6,153,050
GS Mortgage Securities Corp. II(a)(i)
Series 2011-GC3 Class A4
03/10/44	4.753%	14,100,000	14,754,473
GS Mortgage Securities Corp. II(i)
Series 2004-GG2 Class A3
08/10/38	4.602%	926,110	927,274
Series 2005-GG4 Class A4A
07/10/39	4.751%	38,920,000	41,884,840
Series 2006-GG8 Class A4
11/10/39	5.560%	5,645,000	6,164,437
General Electric Capital Assurance Co.(a)(e)(i)
Series 2003-1 Class A4
05/12/35	5.254%	8,021,744	8,621,381
Series 2003-1 Class A5
05/12/35	5.743%	5,050,000	5,653,049
Greenwich Capital Commercial Funding Corp.(b)(i)
Series 2007-GG9 Class A4
03/10/39	5.444%	47,179,000	51,096,843
Greenwich Capital Commercial Funding Corp.(i)
Series 2003-C2 Class A3
01/05/36	4.533%	3,687,651	3,737,127
Series 2004-GG1 Class A5
06/10/36	4.883%	91,774	91,688
JP Morgan Chase Commercial Mortgage Securities Corp.(a)(c)(i)
Series 2011-C4 Class A4
07/15/46	4.388%	12,500,000	12,712,479
JP Morgan Chase Commercial Mortgage Securities Corp.(a)(i)
Series 2009-IWST Class A2
12/05/27	5.633%	7,441,000	8,278,506
Series 2010-C1 Class A1
06/15/43	3.853%	7,108,921	7,420,954
Series 2010-C2 Class A3
11/15/43	4.070%	24,210,000	24,136,934
Series 2010-CNTR Class A2
08/05/32	4.311%	12,200,000	12,182,218
Series 2011-C3 Class A4

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

02/15/46	4.717%	$10,200,000	$10,645,653
JP Morgan Chase Commercial Mortgage Securities Corp.(e)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	10,185,769	10,639,964
Series 2005-LDP4 Class A4
10/15/42	4.918%	8,471,000	9,121,500
Series 2005-LDP4 Class AM
10/15/42	4.999%	12,975,000	13,475,251
Series 2005-LDP5 Class A4
12/15/44	5.203%	38,095,000	41,914,195
Series 2005-LDP5 Class AM
12/15/44	5.245%	3,550,000	3,770,210
Series 2006-LDP6 Class ASB
04/15/43	5.490%	11,509,940	12,232,735
Series 2007-CB19 Class A4
02/12/49	5.742%	12,250,000	13,496,735
JP Morgan Chase Commercial Mortgage Securities Corp.(i)
Series 2003-LN1 Class A1
10/15/37	4.134%	1,229,608	1,262,704
Series 2003-ML1A Class A1
03/12/39	3.972%	1,051,161	1,066,634
Series 2004-CBX Class A3
01/12/37	4.184%	1,519,265	1,518,126
Series 2004-LN2 Class A1
07/15/41	4.475%	5,725,240	5,818,223
Series 2005-LDP2 Class A3
07/15/42	4.697%	4,427,843	4,515,795
Series 2007-CB20 Class ASB
02/12/51	5.688%	4,500,000	4,799,952
LB-UBS Commercial Mortgage Trust(e)(i)
Series 2004-C6 Class A6
08/15/29	5.020%	3,500,000	3,741,414
Series 2005-C7 Class A4
11/15/30	5.197%	8,230,000	9,006,170
Series 2006-C4 Class AAB
06/15/32	5.852%	5,100,000	5,463,218
Series 2007-C7 Class A3
09/15/45	5.866%	23,330,000	25,777,147
LB-UBS Commercial Mortgage Trust(i)
Series 2004-C2 Class A3
03/15/29	3.973%	2,235,164	2,295,409
Series 2006-C1 Class A4
02/15/31	5.156%	7,965,000	8,679,532
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1(i)
02/12/51	4.706%	288,357	294,203
Morgan Stanley Capital I(a)(e)(i)
Series 2011-C1 Class A4
09/15/47	5.033%	7,600,000	7,916,806
Morgan Stanley Capital I(e)(i)
Series 2006-T23 Class AAB
08/12/41	5.790%	3,675,000	3,957,783
Morgan Stanley Capital I(i)
Series 2007-IQ16 Class A4
12/12/49	5.809%	33,555,500	36,980,416
Morgan Stanley Reremic Trust(a)(b)(e)(i)
Series 2009-GG10 Class A4A
08/12/45	5.807%	18,860,000	20,794,165

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)

Series 2010-GG10 Class A4A
08/15/45	5.807%	$64,025,000	$70,591,007
TIAA Seasoned Commercial Mortgage Trust(e)(i)
Series 2007-C4 Class A2
08/15/39	5.702%	3,900,000	4,033,011
Series 2007-C4 Class A3
08/15/39	5.983%	2,850,000	3,124,951
WF-RBS Commercial Mortgage Trust(a)(c)(i)
03/15/44	4.384%	16,200,000	16,427,809
Wachovia Bank Commercial Mortgage Trust(e)(i)
Series 2005- C22 Class AM
12/15/44	5.319%	5,197,000	5,448,363
Series 2005-C20 Class A5
07/15/42	5.087%	2,877,478	2,921,418
Series 2006-C24 Class A3
03/15/45	5.558%	7,550,000	8,276,790
Wachovia Bank Commercial Mortgage Trust(i)
Series 2005-C16 Class A2
10/15/41	4.380%	1,432,684	1,439,926
Series 2005-C18 Class A4
04/15/42	4.935%	6,600,000	7,160,784
Series 2006-C24 Class APB
03/15/45	5.576%	3,003,737	3,148,981
Series 2006-C27 Class APB
07/15/45	5.727%	4,750,000	4,930,601
Series 2006-C29 Class A4
11/15/48	5.308%	3,950,000	4,304,800

Total Commercial Mortgage-Backed Securities
(Cost: $793,517,644)			$814,520,300

Commercial Mortgage-Backed Securities - Agency —%

Federal National Mortgage Association(i)
09/01/13	5.322%	$336,339	$357,630
02/01/14	4.778%	949,431	1,012,980

Total Commercial Mortgage-Backed Securities - Agency
(Cost: $1,279,022)			$1,370,610

Asset-Backed Securities 4.3%

Access Group, Inc.
Series 2005-1 Class A1(e)
06/22/18	0.389%	$5,564,242	$5,561,358
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03/17/14	1.660%	7,400,000	7,437,480
Series 2010-B Class A2 (AGCP)
02/06/14	1.180%	6,503,891	6,500,945
AmeriCredit Automobile Receivables Trust(e)
Series 2007-AX Class A4 (XLCA)
10/06/13	0.230%	3,060,618	3,048,739
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A(a)
08/20/14	3.630%	5,250,000	5,432,164

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1(e)
11/25/36	0.244%	$2,364,667	$2,315,212
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2(a)
11/15/12	1.830%	10,070,748	10,086,878
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06/20/14	6.300%	11,050,000	11,635,044
Countrywide Asset-Backed Certificates
Series 2005-1 Class MV1(e)
07/25/35	0.594%	1,040,984	1,039,660
DT Auto Owner Trust(a)
Series 2009-1 Class A1
10/15/15	2.980%	11,326,396	11,375,735
Series 2010-1A Class A2
12/17/12	0.990%	16,430,000	16,435,866
Series 2011-1A Class A
05/15/13	0.990%	9,352,685	9,354,937
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A(e)
06/15/13	0.448%	7,275,000	7,273,337
GE Equipment Small Ticket LLC
Series 2011-1A Class A3(a)
01/21/18	1.450%	7,500,000	7,562,215
GTP Towers Issuer LLC(a)
02/15/15	4.436%	4,000,000	4,175,418
HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A1(e)
05/25/37	0.254%	2,408,620	2,364,696
Hertz Vehicle Financing LLC(a)
Series 2009-2A Class A1
03/25/14	4.260%	10,750,000	11,282,367
Series 2009-2A Class A2
03/25/16	5.290%	5,000,000	5,532,259
Series 2010-1A Class A1
02/25/15	2.600%	7,200,000	7,372,045
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2 Class AV2(e)
09/25/29	0.264%	3,801,238	3,632,935
Morgan Stanley Resecuritization Trust
Series 2010-F Class A(a)(e)
06/17/13	0.447%	9,645,000	9,636,879
National Collegiate Student Loan Trust
CMO IO Series 2006-2 Class AIO
08/25/11	50.000%	8,267,360	70,031
CMO IO Series 2006-3 Class AIO
01/25/12	11.010%	13,039,400	419,474
01/25/12	20.000%	1,031,895	33,196
CMO IO Series 2006-4 Class AIO
02/27/12	7.420%	11,700,000	450,855
Navistar Financial Corp. Owner Trust
Series 2010-A Class A2(a)
10/18/12	1.470%	6,920,988	6,931,582

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)

Northstar Education Finance, Inc.
Series 2004-1 Class A3(e)
04/28/17	0.443%	$9,875,000	$9,864,678
RAAC Series
Series 2007-SP1 Class A1(e)
03/25/37	0.344%	99,913	99,551
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3(e)
02/25/36	5.565%	31,087	29,037
SLM Student Loan Trust(e)
Series 2006-A Class A2
12/15/20	0.390%	1,190,875	1,189,635
Series 2006-C Class A2
09/15/20	0.360%	7,843,468	7,788,253
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	13,983,958	13,997,375
Sierra Receivables Funding Co. LLC(a)
Series 2010-1A Class A1
07/20/26	4.480%	1,781,330	1,830,841
Series 2010-2A Class A
11/20/25	3.840%	4,257,915	4,286,994
Series 2010-3A Class A
11/20/25	3.510%	4,202,680	4,241,187
Soundview Home Equity Loan Trust(e)
Series 2006-EQ1 Class A2
10/25/36	0.304%	1,322,850	1,296,257
Series 2006-WF2 Class A2B
12/25/36	0.294%	2,389,860	2,357,370
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10/12/12	5.240%	18,796	18,816
Triad Auto Receivables Owner Trust(e)
Series 2007-A Class A4 (AGM)
02/12/14	0.260%	12,650,419	12,588,641
Westlake Automobile Receivables Trust
Series 2010-1A Class A(a)
12/17/12	1.750%	3,231,710	3,234,065

Total Asset-Backed Securities
(Cost: $217,051,401)			$219,784,007

U.S. Treasury Obligations 15.1%

U.S. Treasury
08/31/12	0.375%	$1,945,000	$1,947,735
U.S. Treasury(b)
11/30/12	0.500%	925,000	927,674
04/30/16	2.000%	227,066,300	230,808,353
05/15/21	3.125%	85,580,000	86,128,568
11/15/40	4.250%	147,052,600	147,695,955
02/15/41	4.750%	49,454,000	53,989,871
U.S. Treasury(b)(k)
STRIPS
11/15/21	0.000%	286,519,000	201,277,878
U.S. Treasury(c)
05/31/16	1.750%	11,500,000	11,534,155

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Treasury Obligations (continued)

U.S. Treasury(k)
STRIPS
02/15/40	0.000%	$103,685,000	$28,260,695

Total U.S. Treasury Obligations
(Cost: $751,583,940)			$762,570,884

U.S. Government & Agency Obligations 0.2%

Federal National Mortgage Association(e)
07/28/15	1.750%	$8,500,000	$8,525,245

Total U.S. Government & Agency Obligations
(Cost: $8,500,000)			$8,525,245

Foreign Government Obligations 0.3%

ITALY 0.3%

Republic of Italy
Senior Unsecured(d)
09/20/16	5.250%	$12,069,000	$13,223,279

Total Foreign Government Obligations
(Cost: $13,253,950)			$13,223,279

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 0.4%

California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009A
10/01/38	5.250%	$860,000	$899,852
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	960,000	1,037,443
06/01/40	5.731%	2,495,000	2,748,193
Kentucky Asset Liability Commission
Revenue Bonds
Taxable
Series 2010
04/01/18	3.165%	10,745,000	10,733,396
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
07/01/34	5.750%	2,355,000	2,420,398
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2005D
06/15/39	5.000%	1,065,000	1,072,711

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	$2,000,000	$2,046,040

Total Municipal Bonds
(Cost: $20,442,411)			$20,958,033

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans —%

GAMING —%

Caesars Octavius LLC
Tranche B Term Loan(e)(l)
04/25/17	9.261%	$760,000	$765,700

Total Senior Loans
(Cost: $752,400)			$765,700

Issuer	Shares	Value

Preferred Stocks 0.7%

FINANCIALS 0.7%

COMMERCIAL BANKS 0.7%

Citigroup Capital XIII, 7.875%	966,670	$26,950,760
Lloyds Banking Group PLC, 6.657%(a)(d)	8,156,000	6,341,290

Total		33,292,050

TOTAL FINANCIALS		33,292,050

Total Preferred Stocks
(Cost: $33,656,683)		$33,292,050

	Coupon	Principal
Issuer	Rate	Amount	Value

Treasury Note Short-Term 0.2%

U.S. Treasury Bills(b)	0.010%	$10,000,000	$9,999,986

Total Treasury Note Short-Term
(Cost: $9,999,988)			$9,999,986

	Shares	Value

Money Market Fund 9.2%

Columbia Short-Term Cash Fund, 0.166% (m)(n)	468,398,153	$468,398,153

Total Money Market Fund
(Cost: $468,398,153)		$468,398,153

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 16.2%

ASSET-BACKED COMMERCIAL PAPER 1.7%

Antalis US Funding Corp.
06/10/11	0.320%	$9,994,756	$9,994,756
Atlantis One
06/20/11	0.160%	3,999,573	3,999,573
Cancara Asset Securitisation LLC
07/19/11	0.250%	9,993,750	9,993,750
07/19/11	0.250%	9,993,819	9,993,819
LMA Americas LLC
06/24/11	0.190%	4,999,208	4,999,208
06/27/11	0.190%	4,999,182	4,999,182
Rhein-Main Securitisation Ltd.
06/13/11	0.350%	4,998,396	4,998,396
07/11/11	0.481%	9,988,133	9,988,133
07/11/11	0.481%	735,176	735,176
Royal Park Investments Funding Corp.
06/17/11	0.601%	9,984,667	9,984,667
07/08/11	0.531%	14,981,008	14,981,008

Total			84,667,668

CERTIFICATES OF DEPOSIT 9.7%

Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	10,000,000	10,000,000
BNP Paribas SA
06/01/11	0.080%	200,000	200,000
Bank of America, National Association
10/03/11	0.350%	30,000,000	30,000,000
Barclays Bank PLC
08/19/11	0.330%	17,000,000	17,000,000
Clydesdale Bank PLC
07/21/11	0.280%	29,978,782	29,978,782
07/25/11	0.270%	25,000,000	25,000,000
Credit Industrial et Commercial
06/13/11	0.400%	10,000,000	10,000,000
07/01/11	0.430%	5,000,000	5,000,000
11/21/11	0.410%	8,000,000	8,000,000
Credit Suisse
10/25/11	0.244%	25,000,000	25,000,000
DZ Bank AG
07/12/11	0.200%	10,000,000	10,000,000
Den Danske Bank
07/13/11	0.210%	4,998,221	4,998,221
Deutsche Bank AG
07/08/11	0.280%	25,000,000	25,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	10,000,000	10,000,000
07/21/11	0.300%	30,000,000	30,000,000
KBC Bank NV
06/13/11	0.280%	15,000,000	15,000,000
La Banque Postale
06/01/11	0.400%	15,000,000	15,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

CERTIFICATES OF DEPOSIT (CONTINUED)

Landesbank Hessen Thuringen
06/27/11	0.210%	$15,000,000	$15,000,000
Lloyds Bank PLC
09/02/11	0.260%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
06/30/11	0.360%	15,000,000	15,000,000
07/27/11	0.270%	20,000,000	20,000,000
08/05/11	0.260%	15,000,000	15,000,000
National Bank of Canada
10/07/11	0.256%	17,000,000	17,000,000
Natixis
07/07/11	0.544%	15,000,000	15,000,000
Norinchukin Bank
06/02/11	0.350%	5,000,000	5,000,000
Pohjola Bank PLC
06/10/11	0.470%	15,000,000	15,000,000
06/16/11	0.460%	10,000,000	10,000,000
08/15/11	0.340%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	20,000,000	20,000,000
Societe Generale
08/31/11	0.411%	20,000,000	20,000,000
09/01/11	0.310%	14,985,676	14,985,676
Union Bank of Switzerland
08/15/11	0.298%	12,000,000	12,000,000
11/14/11	0.234%	15,000,000	15,000,000

Total			494,162,679

COMMERCIAL PAPER 1.2%

Macquarie Bank Ltd.
06/30/11	0.400%	9,989,778	9,989,778
07/26/11	0.380%	11,988,473	11,988,473
11/10/11	0.461%	9,976,617	9,976,617
State Development Bank of NorthRhine-Westphalia
06/30/11	0.160%	3,999,271	3,999,271
Suncorp Metway Ltd.
06/09/11	0.220%	14,997,158	14,997,158
Westpac Securities NZ Ltd.
09/02/11	0.290%	10,000,000	10,000,000

Total			60,951,297

MONEY MARKET FUND 0.4%

JP Morgan Prime Money Market Fund, 0.010%(m)		20,000,000	20,000,000

OTHER SHORT-TERM OBLIGATIONS 1.0%

Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	30,000,000	30,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

OTHER SHORT-TERM OBLIGATIONS (continued)

Natixis Financial Products LLC
06/01/11	0.460%	$22,000,000	$22,000,000

Total			52,000,000

REPURCHASE AGREEMENTS 2.2%

Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11, repurchase price $5,000,021(o)
	0.150%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 05/31/11, matures 06/01/11, repurchase price $15,000,050(o)
	0.120%	15,000,000	15,000,000
Deutsche Bank AG(o) dated 05/31/11, matures 06/01/11, repurchase price $10,000,039
	0.140%	10,000,000	10,000,000
repurchase price $9,538,906
	0.140%	9,538,869	9,538,869
Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $5,000,022(o)
	0.160%	5,000,000	5,000,000
Nomura Securities(o) dated 05/31/11, matures 06/01/11, repurchase price $5,000,021
	0.150%	5,000,000	5,000,000
repurchase price $20,000,089
	0.160%	20,000,000	20,000,000
RBS Securities, Inc. dated 05/31/11, matures 06/01/11, repurchase price $15,000,058(o)
	0.140%	15,000,000	15,000,000
Societe Generale dated 05/31/11, matures 06/01/11, repurchase price $25,000,090(o)
	0.130%	25,000,000	25,000,000

Total			109,538,869

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $821,320,513)			$821,320,513

Total Investments
(Cost: $6,139,126,353)(p)			$6,271,726,912(q)
Other Assets & Liabilities, Net			(1,200,749,365)

Net Assets			$5,070,977,547

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

U.S. Treasury Note, 2-year	(1,900)	$(416,456,250)	Oct. 2011	$—	$(835,240)
U.S. Treasury Note, 5-year	(5,976)	(711,984,405)	Oct. 2011	—	(5,335,552)
U.S. Treasury Note, 10-year	(2,457)	(301,251,247)	Sept. 2011	—	(2,138,044)
U.S. Treasury Ultra Bond, 30-year	(227)	(29,297,187)	Sept. 2011	—	(277,133)

Total				$—	$(8,585,969)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $772,810,398 or 15.24% of net assets.

(b)	At May 31, 2011, security was partially or fully on loan.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 6.10% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $3,781,619, representing 0.07% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 2015	02/23/96 thru 08/12/96	$3,629,808

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At May 31, 2011, the value of these securities amounted to $3,781,619, which represents 0.07% of net assets.

(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2011:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value

Federal National Mortgage Association
05/01/41 5.330%	$500,000	06/25/11	$542,003	$549,743

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	At May 31, 2011, investments in securities included securities valued at $14,540,994 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Zero coupon bond.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(n)	Investments in affiliates during the period ended May 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$267,427,290	$1,993,014,032	$(1,792,043,169)	$—	$468,398,153	$100,131	$468,398,153

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.150%)

Security Description	Value

Fannie Mae Pool	$3,472,667
Fannie Mae REMICS	102,487
Freddie Mac Non Gold Pool	1,131,279
Freddie Mac REMICS	236,118
Government National Mortgage Association	157,449

Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.120%)

Security Description	Value

Fannie Mae REMICS	$5,161,913
Fannie Mae Whole Loan	177,271
Freddie Mac REMICS	8,310,663
Government National Mortgage Association	1,650,153

Total Market Value of Collateral Securities	$15,300,000

Deutsche Bank AG (0.140%)

Security Description	Value

Fannie Mae Pool	$10,200,000

Total Market Value of Collateral Securities	$10,200,000

Deutsche Bank AG (0.140%)

Security Description	Value

Fannie Mae Pool	$8,482,976
Freddie Mac Non Gold Pool	1,246,671

Total Market Value of Collateral Securities	$9,729,647

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Pool	$2,020,072
Freddie Mac Gold Pool	95,559
Freddie Mac Non Gold Pool	255,860
Ginnie Mae I Pool	2,721,443
Ginnie Mae II Pool	7,066

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.150%)

Security Description	Value

Fannie Mae Pool	$2,919,560
Freddie Mac Gold Pool	2,180,440

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.160%)

Security Description	Value

Fannie Mae Pool	$11,239,413
Freddie Mac Gold Pool	9,160,587

Total Market Value of Collateral Securities	$20,400,000

RBS Securities, Inc. (0.140%)

Security Description	Value

Freddie Mac Gold Pool	$12,733,336
Ginnie Mae I Pool	1,772,532
Ginnie Mae II Pool	794,168

Total Market Value of Collateral Securities	$15,300,036

Societe Generale (0.130%)

Security Description	Value

Fannie Mae REMICS	$5,628,270
Federal Home Loan Mortgage Corp.	12,351
Freddie Mac REMICS	9,348,210
Freddie Mac Strips	210,261
Government National Mortgage Association	10,300,908

Total Market Value of Collateral Securities	$25,500,000

(p)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $6,139,126,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$139,372,000
Unrealized Depreciation	(6,771,000)

Net Unrealized Appreciation	$132,601,000

(q)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
IO	Interest Only
PIK	Payment-in-Kind
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities
XLCA	XL Capital Assurance
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Entertainment	$—	$7,233,904	$3,781,619	$11,015,523
All Other Industries	—	1,932,141,971	—	1,932,141,971
Residential Mortgage-Backed Securities — Agency	—	1,050,848,164	—	1,050,848,164
Residential Mortgage-Backed Securities — Non-Agency	—	99,909,716	3,082,778	102,992,494
Commercial Mortgage-Backed Securities	—	814,520,300	—	814,520,300
Commercial Mortgage-Backed Securities — Agency	—	1,370,610	—	1,370,610
Asset-Backed Securities	—	219,784,007	—	219,784,007
U.S. Treasury Obligations	533,032,311	229,538,573	—	762,570,884
U.S. Government & Agency Obligations	—	8,525,245	—	8,525,245
Foreign Government Obligations	—	13,223,279	—	13,223,279
Municipal Bonds	—	20,958,033	—	20,958,033

Total Bonds	533,032,311	4,398,053,802	6,864,397	4,937,950,510

Equity Securities
Preferred Stocks
Financials	—	33,292,050	—	33,292,050

Total Equity Securities	—	33,292,050	—	33,292,050

Short-Term Securities
Treasury Note Short-Term	9,999,986	—	—	9,999,986

Total Short-Term Securities	9,999,986	—	—	9,999,986

Other
Senior Loans	—	765,700	—	765,700
Affiliated Money Market Fund(c)	468,398,153	—	—	468,398,153
Investments of Cash Collateral Received for Securities on Loan	20,000,000	801,320,513	—	821,320,513

Total Other	488,398,153	802,086,213	—	1,290,484,366

Investments in Securities	1,031,430,450	5,233,432,065	6,864,397	6,271,726,912
Derivatives(d)
Liabilities
Futures Contracts	(8,585,969)	—	—	(8,585,969)

Total	$1,022,844,481	$5,233,432,065	$6,864,397	$6,263,140,943

(a)   See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)   There were no significant transfers between Levels 1 and 2 during the period.
(c)   Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.
(d)   Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed	Asset-Backed
	Bonds & Notes	Securities — Non-Agency	Securities	Total

Balance as of August 31, 2010	$4,040,442	$83,944,128	$12,373,620	$100,358,190
Accrued discounts/premiums	16,079	116,954	54,155	187,188
Realized gain (loss)	1,233	13,245,831	(293)	13,246,771
Change in unrealized appreciation (depreciation)*	52,686	(3,833,955)	(32,327)	(3,813,596)
Sales	(328,821)	(33,012,486)	(11,045,160)	(44,386,467)
Purchases	—	2,831,250	—	2,831,250
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(60,208,944)	(1,349,995)	(61,558,939)

Balance as of May 31, 2011	$3,781,619	$3,082,778	$—	$6,864,397

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $(84,749), which is comprised of Corporate Bonds & Notes of $52,686 and Residential Mortgage-Backed Securities — Non-Agency of $(137,435).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Marsico Flexible Capital Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 79.0%

CONSUMER DISCRETIONARY 19.9%

AUTO COMPONENTS 1.8%

BorgWarner, Inc.(a)	41,170	$2,985,237

AUTOMOBILES 0.5%

Tesla Motors, Inc.(a)	27,414	826,258

DISTRIBUTORS 1.3%

Li & Fung Ltd.(b)	958,000	2,128,519

DIVERSIFIED CONSUMER SERVICES 0.8%

Anhanguera Educacional Participacoes SA(b)	62,700	1,337,653

MEDIA 5.4%

Discovery Communications, Inc., Class A(a)	71,421	3,111,099
Phoenix Satellite Television Holdings Ltd.(b)	4,938,000	2,115,377
Time Warner, Inc.	100,802	3,672,217

Total		8,898,693

MULTILINE RETAIL 2.6%

Kohl’s Corp.	81,752	4,352,477

SPECIALTY RETAIL 6.9%

AutoZone, Inc.(a)	14,742	4,334,148
Rue21, Inc.(a)	45,639	1,544,424
TJX Companies, Inc.	105,876	5,613,545

Total		11,492,117

TEXTILES, APPAREL & LUXURY GOODS 0.6%

Peak Sport Products Co., Ltd.(b)	1,439,000	1,050,217

TOTAL CONSUMER DISCRECTIONARY		33,071,171

CONSUMER STAPLES 4.1%

FOOD PRODUCTS 4.1%

Green Mountain Coffee Roasters, Inc.(a)	45,450	3,743,717
Mead Johnson Nutrition Co.	45,147	3,060,515

Total		6,804,232

TOTAL CONSUMER STAPLES		6,804,232

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 8.8%

ENERGY EQUIPMENT & SERVICES 1.9%

National Oilwell Varco, Inc.	44,034	$3,195,988

OIL, GAS & CONSUMABLE FUELS 6.9%

Amyris, Inc.(a)	12,466	367,871
Gevo, Inc.(a)	27,889	537,700
Southwestern Energy Co.(a)	72,417	3,169,692
Targa Resources Corp.	211,937	7,400,840

Total		11,476,103

TOTAL ENERGY		14,672,091

FINANCIALS 10.9%

CAPITAL MARKETS 1.6%

Goldman Sachs Group, Inc. (The)	18,399	2,589,291

COMMERCIAL BANKS 2.9%

U.S. Bancorp	191,520	4,902,912

INSURANCE 2.4%

Travelers Companies, Inc. (The)	64,728	4,018,314

REAL ESTATE INVESTMENT TRUSTS (REITS) 1.1%

Pennymac Mortgage Investment Trust	102,411	1,748,156

THRIFTS & MORTGAGE FINANCE 2.9%

First Niagara Financial Group, Inc.	343,032	4,871,055

TOTAL FINANCIALS		18,129,728

HEALTH CARE 3.4%

HEALTH CARE PROVIDERS & SERVICES 1.5%

Odontoprev SA(b)	136,400	2,437,953

HEALTH CARE TECHNOLOGY 1.9%

Allscripts-Misys Healthcare Solutions, Inc.(a)	160,281	3,223,251

TOTAL HEALTH CARE		5,661,204

INDUSTRIALS 10.7%

ELECTRICAL EQUIPMENT 7.3%

Rockwell Automation, Inc.	29,401	2,443,517
Sensata Technologies Holding NV(a)(b)	265,337	9,626,427

Total		12,069,944

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

MACHINERY 3.4%

Fanuc Corp.(b)	21,600	$3,333,981
Joy Global, Inc.	26,421	2,368,642

Total		5,702,623

TOTAL INDUSTRIALS		17,772,567

INFORMATION TECHNOLOGY 17.6%

COMMUNICATIONS EQUIPMENT 1.5%

Acme Packet, Inc.(a)	32,560	2,464,466

COMPUTERS & PERIPHERALS 2.6%

Apple, Inc.(a)	12,218	4,249,787

INTERNET SOFTWARE & SERVICES 4.7%

Baidu, Inc., ADR(a)(b)	16,026	2,174,889
Cornerstone OnDemand, Inc.(a)	76,927	1,485,460
OpenTable, Inc.(a)	18,442	1,628,982
Youku.com, Inc., ADR(a)(b)	61,182	2,586,163

Total		7,875,494

IT SERVICES 1.5%

Visa, Inc., Class A	30,568	2,477,842

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%

Mellanox Technologies Ltd.(a)(b)	48,370	1,493,666

SOFTWARE 6.4%

Electronic Arts, Inc.(a)	219,976	5,369,614
Oracle Corp.	153,283	5,245,344

Total		10,614,958

TOTAL INFORMATION TECHNOLOGY		29,176,213

MATERIALS 3.6%

CHEMICALS 3.6%

Monsanto Co.	36,792	2,613,704
PPG Industries, Inc.	36,999	3,281,811

Total		5,895,515

TOTAL MATERIALS		5,895,515

Total Common Stocks (Cost: $126,627,957)		$131,182,721

Issuer	Shares	Value

Preferred Stocks 5.5%

FINANCIALS 5.5%

THRIFTS & MORTGAGE FINANCE 2.6%

Countrywide Capital V, 7.000%	174,388	$4,356,212

CAPITAL MARKETS 0.2%

Fifth Third Capital Trust VI, 7.250%	15,386	392,035

CONSUMER FINANCE 2.7%

Ally Financial, Inc., 8.500%	170,200	4,484,770

TOTAL FINANCIALS		9,233,017

Total Preferred Stocks (Cost: $8,985,409)		$9,233,017

Convertible Preferred Stocks 2.0%

FINANCIALS 2.0%

DIVERSIFIED FINANCIAL SERVICES 2.0%

Citigroup, Inc., 7.500%	27,525	$3,296,119

TOTAL FINANCIALS		3,296,119

Total Convertible Preferred Stocks (Cost: $3,667,539)		$3,296,119

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 0.6%

BANKING 0.4%

Bank of America Corp.(c)
12/31/49	8.125%	$582,000	$625,446

HEALTH CARE 0.1%

HCA, Inc.
Secured
11/15/16	9.250%	147,000	156,923

REITS 0.1%

CB Richard Ellis Services, Inc.
06/15/17	11.625%	187,000	220,660

Total Corporate Bonds & Notes (Cost: $993,317)			$1,003,029

	Shares	Value

Money Market Fund 12.6%

Columbia Short-Term Cash Fund, 0.166%(d)(e)	20,928,934	$20,928,934

Total Money Market Fund (Cost: $20,928,934)		$20,928,934

Investments in Derivatives

Total Investments (Cost: $161,203,156)(f)	$165,643,820(g)
Other Assets & Liabilities, Net	471,567

Net Assets	$166,115,387

Open Options Contracts Written at May 31, 2011

		Number of		Premium	Expiration
Issuer	Puts/Calls	Contracts	Exercise Price	Received	Date	Value

Baidu, Inc., ADR	Call	160	$155	$13,992	June 2011	$2,560
Green Mountain Coffee Roasters, Inc.	Call	430	90	16,090	June 2011	24,080
Joy Global, Inc.	Call	236	105	10,497	June 2011	3,304

Total						$29,944

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 17.03% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

(d)	Investments in affiliates during the period ended May 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$5,000,000	$129,759,490	$(113,830,556)	$—	$20,928,934	$13,351	$20,928,934

(e)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(f)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $161,203,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,493,000
Unrealized Depreciation	(3,052,000)

Net Unrealized Appreciation	$4,441,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 28, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$27,777,057	$5,294,114	$—	$33,071,171
Consumer Staples	6,804,232	—	—	6,804,232
Energy	14,672,091	—	—	14,672,091
Financials	18,129,728	—	—	18,129,728
Health Care	5,661,204	—	—	5,661,204
Industrials	14,438,586	3,333,981	—	17,772,567
Information Technology	29,176,213	—	—	29,176,213
Materials	5,895,515	—	—	5,895,515
Preferred Stocks
Financials	9,233,017	—	—	9,233,017
Convertible Preferred Stocks
Financials	—	3,296,119	—	3,296,119

Total Equity Securities	131,787,643	11,924,214	—	143,711,857

Bonds
Corporate Bonds & Notes	—	1,003,029	—	1,003,029

Total Bonds	—	1,003,029	—	1,003,029

Other
Affiliated Money Market Fund(c)	20,928,934	—	—	20,928,934

Total Other	20,928,934	—	—	20,928,934

Investments in Securities	152,716,577	12,927,243	—	165,643,820
Derivatives
Liabilities
Options Contracts Written	(29,944)	—	—	(29,944)

Total	$152,686,633	$12,927,243	$—	$165,613,876

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 96.6%

ADVANCED REFUNDED 2.8%

Lake Superior Independent School District No. 381 Prerefunded Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	$65,000	$70,393
Minneapolis Community Planning & Economic Development Department Prerefunded Limited Tax Revenue Bonds Common Bond Fund Series 2001-2A AMT(a)
06/01/19	5.875%	1,000,000	1,000,000
Puerto Rico Electric Power Authority Prerefunded Revenue Bonds Series 2003NN (NPFGC)(b)
07/01/32	5.000%	2,820,000	3,076,507
State of Minnesota Prerefunded Unlimited General Obligation Bonds Series 2002
11/01/15	5.250%	3,575,000	3,822,318
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	2,815,000	3,192,717

Total			11,161,935

AIRPORT 2.5%

Minneapolis-St. Paul Metropolitan Airports Commission Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	6,918,125
Minneapolis-St. Paul Metropolitan Airports Commission(a) Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,841,122

Total			9,759,247

CITY 0.1%

City of Moorhead Unlimited General Obligation Bonds Flood Mitigation Series 2009B
02/01/29	4.500%	500,000	526,465

Total			526,465

COLLEGE 14.4%

Minnesota Higher Education Facilities Authority Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	271,678
05/01/37	5.500%	6,000,000	5,376,360
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,193,470
Series 2010D
03/01/40	5.000%	2,515,000	2,586,401
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	853,705
12/01/35	5.250%	1,000,000	963,970
12/01/40	5.125%	500,000	466,585

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

COLLEGE (CONTINUED)

Series 2011-7J
12/01/40	6.300%	$1,800,000	$1,867,554
Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,250,425
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	487,660
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,045,340
10/01/40	6.000%	4,000,000	4,079,840
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	548,720
03/01/23	4.750%	800,000	814,744
St. Catherine’s College
Series 2002-5-N1
10/01/32	5.375%	1,000,000	984,330
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	6,848,985
6th Series 2008U
10/01/33	4.750%	825,000	800,629
10/01/28	4.750%	1,000,000	1,012,290
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,237,418
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,844,747
6th Series 2009X
04/01/39	5.250%	6,000,000	6,074,640
St. Cloud Housing & Redevelopment Authority Revenue Bonds State University Foundation Project Series 2002
05/01/18	5.125%	3,000,000	3,092,460
University of Minnesota Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,056,500
Series 2011A
12/01/31	5.250%	5,000,000	5,494,100

Total			56,252,551

COUNTY 1.3%

County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	554,130
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT(a)(c)
11/01/30	5.000%	2,010,000	2,031,849
County of Ramsey Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,250,505

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

COUNTY (CONTINUED)

02/01/24	5.000%	$1,170,000	$1,288,135

Total			5,124,619

ELECTRIC 16.0%

City of Chaska
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,243,940
10/01/30	5.000%	3,800,000	3,858,862
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,604,940
Series 2005
10/01/30	5.000%	3,500,000	3,556,980
Series 2007
10/01/32	4.750%	3,000,000	3,007,950
Series 2010A
10/01/35	5.250%	7,000,000	7,040,530
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,618,755
Series 2008A
01/01/21	5.000%	3,500,000	3,838,555
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,649,040
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Zero Coupon Series 1994A (NPFGC)
01/01/19	0.000%	15,000,000	11,275,050
01/01/26	0.000%	16,000,000	7,764,320
Western Minnesota Municipal Power Agency Revenue Bonds Series 2003A (NPFGC)
01/01/26	5.000%	7,250,000	7,362,448

Total			62,821,370

HEALTH CARE — HOSPITAL 24.6%

City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	504,565
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/20	5.000%	1,000,000	1,041,120
05/01/21	5.000%	1,500,000	1,544,565
05/01/37	5.250%	6,610,000	6,158,735
North Memorial Health Care
Series 2005

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

HEALTH CARE — HOSPITAL (CONTINUED)
09/01/35	5.000%	$2,500,000	$2,265,250
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	5,679,322
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,415,655
City of Rochester Revenue Bonds Olmsted Medical Center Series 2010
07/01/30	5.875%	1,700,000	1,666,493
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,247,046
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,019,300
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	6,200,512
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,016,350
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,727,810
City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	1,800,840
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	1,931,134
03/01/21	5.375%	1,045,000	1,032,052
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

HEALTH CARE — HOSPITAL (CONTINUED)

11/01/37	5.750%	$2,250,000	$2,075,333
11/01/27	5.750%	1,000,000	978,140
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,066,670
08/15/30	5.000%	2,500,000	2,511,100
08/15/35	5.250%	2,275,000	2,299,638
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,572,030
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11/15/29	5.250%	7,000,000	7,148,330
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,317,542
02/01/29	5.000%	3,000,000	2,910,750
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,012,350
05/15/36	5.250%	9,000,000	8,164,350
05/15/26	5.250%	1,000,000	968,770
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	1,880,360
11/15/35	6.000%	1,500,000	1,291,200
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,791,836

Total			96,239,148

HEALTH CARE — LIFE CARE CENTER 2.6%

Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,042,235
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,193,575
10/01/33	6.000%	3,000,000	2,790,900
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	1,899,345

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

HEALTH CARE — LIFE CARE CENTER (CONTINUED)

Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	$1,500,000	$1,294,515

Total			10,220,570

HEALTH CARE — NURSING HOME 1.7%

City of Fergus Falls Revenue Notes Pioneer Retirement Community Series 2010
11/15/11	4.000%	1,500,000	1,498,470
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	837,556
09/01/36	6.250%	925,000	919,080
09/01/42	6.375%	2,435,000	2,413,499
Minnesota Agricultural & Economic Development Board Unrefunded Revenue Bonds Evangelical Series 1997 (AMBAC)
12/01/22	5.150%	1,105,000	1,105,497

Total			6,774,102

HEALTH CARE — OTHER 0.7%

City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	2,892,690

Total			2,892,690

HOUSING — MULTI-FAMILY 2.5%

Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,528,900
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,550,595
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	997,970
12/01/30	6.000%	3,000,000	2,982,960

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

HOUSING — MULTI-FAMILY (CONTINUED)

City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	$2,000,000	$1,919,780

Total			9,980,205

HOUSING — OTHER 1.7%

Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,353,754	1,416,094
Minnesota Housing Finance Agency(a)
Revenue Bonds
Residential Housing Finance
Series 2006M AMT
01/01/37	5.750%	2,380,000	2,527,965
Minnesota Housing Finance Agency(a)(e)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	2,480,000	2,596,238

Total			6,540,297

HOUSING — SINGLE FAMILY 2.8%

Minneapolis/St. Paul Housing Finance Board Revenue Bonds Single Family Housing Series 2005A-4 AMT(a)
12/01/37	4.700%	84,057	80,406
Minnesota Housing Finance Agency
Revenue Bonds
Series 2009
01/01/40	5.100%	975,000	970,018
Minnesota Housing Finance Agency(a)
Revenue Bonds
Residential Housing Finance
Series 2002B AMT
07/01/33	5.650%	1,650,000	1,650,280
Series 2006B AMT
07/01/26	4.750%	1,725,000	1,670,749
07/01/31	4.850%	2,325,000	2,202,031
Series 2006I AMT
07/01/26	5.050%	3,430,000	3,428,045
Minnesota Housing Finance Authority Revenue Bonds Residential Housing Finance Series 2008A
07/01/23	4.650%	895,000	914,099

Total			10,915,628

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

LEASE 5.7%

Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	$4,000,000	$4,225,960
Minnetrista Economic Development Authority
Revenue Bonds
Series 2009A
02/01/28	4.500%	285,000	291,133
02/01/29	4.625%	200,000	205,048
02/01/31	4.750%	400,000	409,348
St. Paul Housing & Redevelopment Authority Revenue Bonds Parking Facility — RiverCenter Parking Ramp Series 2009
05/01/24	4.500%	580,000	611,859
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12/01/27	5.125%	10,815,000	11,088,836
12/01/23	5.000%	5,000,000	5,330,750

Total			22,162,934

MISCELLANEOUS REVENUE 2.8%

City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	1,000,000	1,074,060
City of Minneapolis(a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,039,503
06/01/28	5.000%	1,500,000	1,400,580
Minneapolis Community Planning & Economic Development Department
Limited Tax Revenue Bonds
Common Bond Fund
Series 1996-1
06/01/11	6.000%	155,000	155,020
Series 1997-7A
06/01/12	5.500%	55,000	56,135
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,659,080

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

MISCELLANEOUS REVENUE (CONTINUED)

St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	$1,500,000	$1,458,885
State of Minnesota Revenue Bonds Series 2000
06/01/30	6.000%	4,000,000	4,013,960

Total			10,857,223

SALES OR USE TAX 3.6%

County of Hennepin
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/29	5.000%	1,825,000	1,931,215
12/15/27	4.750%	4,205,000	4,402,046
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(b)
08/01/41	5.250%	8,250,000	7,854,165

Total			14,187,426

SCHOOL 3.0%
Lake Superior Independent School District No. 381
Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	1,730,000	1,872,050
Rocori Area Schools Independent School District No. 750 Unlimited General Obligation Bonds School Building Series 2009B (School District Credit Enhancement Program)
02/01/34	4.750%	4,300,000	4,436,353
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,254,200

Total			11,562,603

SPECIAL DISTRICT — SPECIAL TAX 1.0%

City of Lakeville
Revenue Bonds
Series 2007
02/01/27	5.000%	225,000	192,710
02/01/22	5.000%	175,000	160,619
Territory of Guam Revenue Bonds Section 30 Series 2009A(b)
12/01/34	5.750%	3,500,000	3,495,520

Total			3,848,849

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)

SPECIAL DISTRICT — TAX INCREMENT 0.6%

St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	$2,600,000	$2,373,410

Total			2,373,410

SPECIAL PURPOSE CERTIFICATES — GENERAL OBLIGATIONS 0.6%

Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B
05/01/25	5.000%	2,000,000	2,209,540

Total			2,209,540

STATE 3.6%

State of Minnesota
Unlimited General Obligation Bonds
Various Purpose
Series 2010A
08/01/16	5.000%	5,000,000	5,922,300
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2010D
08/01/15	5.000%	5,000,000	5,797,700
08/01/19	5.000%	2,000,000	2,408,000

Total			14,128,000

STUDENT LOAN 0.8%

Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,042,630

Total			3,042,630

WATER & SEWER 1.2%

City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,496,095
City of St. Paul Revenue Bonds Series 2009C
12/01/28	4.000%	1,270,000	1,270,000

Total			4,766,095

Total Municipal Bonds (Cost: $369,286,790)			$378,347,537

		Amount
Issue	Effective	Payable at
Description	Yield	Maturity	Value

Floating Rate Notes 2.4%

HEALTH CARE — HOSPITAL 1.9%

Minneapolis & St. Paul Housing & Redevelopment Authority(e)(f)
Revenue Bonds
Allina Health Systems
VRDN Series 2009B-2 (JP Morgan Chase Bank)
11/15/35	0.110%	$3,500,000	$3,500,000
Minneapolis & St. Paul Housing & Redevelopment Authority(e)
Revenue Bonds
VRDN Series 2009B-1
11/15/35	0.140%	3,700,000	3,700,000

Total			7,200,000

MISCELLANEOUS REVENUE 0.5%

City of Brooklyn Center Revenue Bonds BCC Associates LLC VRDN Series 2001 (U.S. Bank)(e)(f)
12/01/14	0.130%	600,000	600,000
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank)(e)(f)
05/01/25	0.150%	1,500,000	1,500,000

Total			2,100,000

Total Floating Rate Notes (Cost: $9,300,000)			$9,300,000

	Shares	Value

Money Market Fund 0.4%

JPMorgan Tax-Free Money Market Fund, 0.000%(g)	1,374,219	$1,374,219

Total Money Market Fund (Cost: $1,374,219)		$1,374,219

Total Investments (Cost: $379,961,009)(h)		$389,021,756	(i)

Other Assets & Liabilities, Net		2,393,239

Total Net Assets		$391,414,995

Notes to Portfolio of Investments
(a)	At May 31, 2011, the value of securities subject to alternative minimum tax represented 5.74% of net assets.
(b)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 3.69% of net assets at May 31, 2011.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2011.
(h)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $379,961,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,369,000
Unrealized Depreciation	(3,308,000)

Net Unrealized Appreciation	$9,061,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds Municipal Bonds	$—	$378,347,537	$—	$378,347,537

Total Bonds	—	378,347,537	—	378,347,537

Other
Floating Rate Notes	—	9,300,000	—	9,300,000
Unaffiliated Money Market Fund(c)	1,374,219	—	—	1,374,219

Total Other	1,374,219	9,300,000	—	10,674,219

Total	$1,374,219	$387,647,537	$—	$389,021,756

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011

By	/s/ Michael G. Clarke Michael G. Clarke Treasurer and Principal Financial Officer

Date	July 22, 2011